Taxes on Income (Details) - Schedule of taxes on income (tax benefits) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes on income (tax benefits) [Abstract]
Current taxes	$ (550)	$ 210	$ 677
Deferred taxes	415	1,342	67
Total	(135)	1,552	744
Domestic	322	1,360	(337)
Foreign	(457)	192	1,081
Total	$ (135)	$ 1,552	$ 744